Voya VACS Series CB Fund Performance Management - Voya VACS Series CB Fund	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	Because the Fund did not have a full calendar year of operations as of December 31, 2025, there is no annual performance information included.
Performance One Year or Less [Text]	Because the Fund did not have a full calendar year of operations as of December 31, 2025, there is no annual performance information included.